YieldMax NFLX Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 2.9%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 2.9%
Netflix, Inc., Expiration: 8/7/2026; Exercise Price: $78.00	$18,286,050	2,550	$28,050
Netflix, Inc., Expiration: 8/7/2026; Exercise Price: $76.00	19,110,715	2,665	67,958
Netflix, Inc., Expiration: 9/18/2026; Exercise Price: $77.01	37,396,765	5,215	974,944
			1,070,952

TOTAL PURCHASED OPTIONS (Cost $3,197,109)			1,070,952

SHORT-TERM INVESTMENTS - 105.7%
Money Market Funds - 3.0%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		1,145,718	1,145,718

U.S. Treasury Bills - 102.7%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$17,914,000	17,908,633
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		19,156,000	19,096,451
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		1,833,000	1,794,948
			38,800,032

TOTAL SHORT-TERM INVESTMENTS (Cost $39,938,902)			39,945,750

TOTAL INVESTMENTS - 108.6% (Cost $43,136,011)			$41,016,702
Liabilities in Excess of Other Assets - (8.6)%			(3,233,713)
TOTAL NET ASSETS - 100.0%			$37,782,989

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $5,716,568.

YieldMax NFLX Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (10.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.9)%
Netflix, Inc., Expiration: 8/7/2026; Exercise Price: $75.00	$(18,286,050)	(2,550)	$(99,450)
Netflix, Inc., Expiration: 8/7/2026; Exercise Price: $73.00	(19,110,715)	(2,665)	(231,855)
			(331,305)

Put Options - (9.2)%
Netflix, Inc., Expiration: 9/18/2026; Exercise Price: $77.01	(37,396,765)	(5,215)	(3,488,626)

TOTAL WRITTEN OPTIONS (Premiums received $3,207,236)			$(3,819,931)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.